Registration Nos. 002-11101

811-00242

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES
ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 145	☒
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT
COMPANY ACT OF 1940	☒
Amendment No. 76	☒
(Check appropriate box or boxes.)

NATIXIS FUNDS TRUST II

(Exact Name of Registrant as Specified in Charter)

399 Boylston Street, Boston, Massachusetts 02116

(Address of principal executive offices)            (Zip Code)

Registrant’s Telephone Number, including Area Code                                         (617) 449-2810

Coleen Downs Dinneen, Esq.

Natixis Distributors, L.P.

399 Boylston Street

Boston, Massachusetts 02116

(Name and Address of Agent for Service)

Copy to:

John M. Loder, Esq.

Ropes & Gray

One International Place

Boston, Massachusetts 02110

Approximate Date of Public Offering

It is proposed that this filing will become effective (check appropriate box):

☐	Immediately upon filing pursuant to paragraph (b)
☒	On October 23, 2009 pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	On (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☒	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This Post-Effective Amendment No. 145 to the registration statement on Form N-1A of the Registrant incorporates by reference the following documents that are contained in the Registrant’s Post-Effective Amendment No. 143, which was filed with the Securities and Exchange Commission pursuant to Rule 485(a) under the 1933 Act on July 15, 2009: (i) Class AC Prospectus of the Loomis Sayles Credit Alpha Fund, (ii) Class Y Prospectus of the Loomis Sayles Credit Alpha Fund, and (iii) Statement of Additional Information of the Loomis Sayles Credit Alpha Fund.

This Post-Effective Amendment No. 145 is filed to extend the effective date of Post-Effective Amendment No. 143 to October 23, 2009.

Registration Nos. 002-11101

811-00242

NATIXIS FUNDS TRUST II

PART C

OTHER INFORMATION

Item 23. Exhibits

(a)				Articles of Incorporation.

(1)

The Registrant’s Fourth Amended and Restated Agreement and Declaration of Trust dated June 2, 2005 (the “Agreement and Declaration”) is incorporated by reference to exhibit (a)(1) to post-effective amendment (“PEA”) No. 128 to the initial registration statement (“Registration Statement”) filed on January 30, 2006.

	(2)			Amendment No. 1 dated June 1, 2007 to the Agreement and Declaration is incorporated by reference to exhibit (a)(2) to PEA No. 132 to the Registration Statement filed on January 28, 2008.

(3)

Memorandum and Articles of Association of ASG Global Alternatives Cayman Fund Ltd. (the “Global Alternatives Commodity Subsidiary”) dated August 11, 2008 is incorporated by reference to exhibit (a)(3) to PEA No. 138 filed on September 29, 2008.

(4)

Memorandum and Articles of Association of ASG Diversified Strategies Cayman Fund Ltd. (the “Diversifying Strategies Commodity Subsidiary”) dated July 2, 2009 is incorporated by reference to exhibit (a)(4) to PEA No. 144 filed on July 31, 2009.

(b)				By-Laws.

(1)

The Registrant’s Amended and Restated By-Laws dated September 23, 2008 (the “By-Laws”) are incorporated by reference to exhibit (b)(1) to PEA No. 140 to the Registration Statement filed on December 1, 2008.

(c)				Instruments Defining Rights of Security Holders.

(1)

Rights of shareholders as described in Article III, Section 6 of the Registrant’s Agreement and Declaration is incorporated by reference to exhibit (c) to PEA No. 128 to the Registration Statement filed on January 30, 2006.

(d)				Investment Advisory Contracts.

	(1)	(i	)

Advisory Agreement dated October 30, 2000 between the Registrant, on behalf of Harris Associates Large Cap Value Fund, and Natixis Asset Management Advisors, L.P. (“Natixis Advisors”) is incorporated by reference to exhibit (d)(1)(i) to PEA No. 114 to the Registration Statement filed on February 27, 2001.

		(ii	)

Advisory Agreement dated September 30, 2008 between the Registrant, on behalf of ASG Global Alternatives Fund, and AlphaSimplex Group, LLC (“AlphaSimplex”) is incorporated by reference to exhibit (d)(1)(iii) to PEA No. 140 to the Registration Statement filed on December 1, 2008.

		(iii	)

Advisory Agreement dated October 31, 2008 between the Registrant, on behalf of Vaughan Nelson Value Opportunity Fund, and Natixis Advisors is incorporated by reference to exhibit (d)(1)(iv) to PEA No. 139 to the Registration Statement filed on October 30, 2008.

		(iv	)

Advisory Agreement dated November 27, 2008 between the Global Alternatives Commodity Subsidiary and AlphaSimplex is incorporated by reference to exhibit (d)(1)(v) to PEA No. 141 to the Registration Statement filed on April 30, 2009.

		(v	)

Advisory Agreement dated July 27, 2009 between the Registrant, on behalf of ASG Diversifying Strategies Fund, and AlphaSimplex is incorporated by reference to exhibit (d)(1)(vi) to PEA No. 144 filed on July 31, 2009.

		(vi	)	Advisory Agreement between the Registrant, on behalf of Loomis Sayles Credit Alpha Fund and Loomis, Sayles & Company, L.P. (“Loomis Sayles”) to be filed by amendment.

		(vii	)

Advisory Agreement dated July 27, 2009 between the Diversifying Strategies Commodity Subsidiary and AlphaSimplex is incorporated by reference to exhibit (d)(1)(viii) to PEA No. 144 filed on July 31, 2009.

	(2)	(i	)

Sub-Advisory Agreement dated October 29, 2002 among Registrant, on behalf of Harris Associates Large Cap Value Fund, Natixis Advisors, and Harris Associates L.P. (“Harris Associates”) is incorporated by reference to exhibit (d)(2)(i) to PEA No. 118 to the Registration Statement filed on February 28, 2003.

		(ii	)

Amendment No.1 dated July 1, 2005 to Sub-Advisory Agreement dated October 29, 2002 among Registrant, on behalf of Harris Large Cap Value Fund, Natixis Advisors, and Harris Associates is incorporated by reference to exhibit (d)(2)(ii) to PEA No. 128 to the Registration Statement filed on January 30, 2006.

		(iii	)

Sub-Advisory Agreement dated September 30, 2008 among Registrant, on behalf of ASG Global Alternatives Fund, AlphaSimplex and Reich & Tang is incorporated by reference to exhibit (d)(2)(iii) to PEA No. 140 to the Registration Statement filed on December 1, 2008.

		(iv	)

Sub-Advisory Agreement dated October 31, 2008 among Registrant on behalf of Vaughan Nelson Value Opportunity Fund, Natixis Advisors and Vaughan Nelson Investment Management, L.P. (“Vaughan Nelson”) is incorporated by reference to exhibit (d)(2)(iv) to PEA No. 139 to the Registration Statement filed on October 30, 2008.

		(v	)

Sub-Advisory Agreement dated November 27, 2008 among the Global Alternatives Commodity Subsidiary, AlphaSimplex and Reich & Tang is incorporated by reference to exhibit (d)(2)(v) to PEA No. 141 to the Registration Statement filed on April 30, 2009.

		(vi	)

Sub-Advisory Agreement dated July 27, 2009 among Registrant, on behalf of ASG Diversifying Strategies Fund, AlphaSimplex and Reich & Tang is incorporated by reference to exhibit (d)(2)(vi) to PEA No. 144 filed on July 31, 2009.

		(vii	)

Sub-Advisory Agreement dated July 27, 2009 among the Diversifying Strategies Commodity Subsidiary, AlphaSimplex and Reich & Tang is incorporated by reference to exhibit (d)(2)(vii) to PEA No. 144 filed on July 31, 2009.

(e)				Underwriting Contracts.

(1)

Distribution Agreement dated March 3, 2003 between Registrant, on behalf of Harris Associates Large Cap Value Fund, and Natixis Distributors, L.P. (“Natixis Distributors”) is incorporated by reference to exhibit (e)(1) to PEA No. 119 to the Registration Statement filed on April 29, 2003.

(2)

Distribution Agreement dated September 30, 2008 between Registrant, on behalf of ASG Global Alternatives Fund, and Natixis Distributors is incorporated by reference to exhibit (e)(4) to PEA No. 140 to the Registration Statement filed on December 1, 2008.

(3)

Distribution Agreement dated October 31, 2008 between Registrant, on behalf of Vaughan Nelson Value Opportunity Fund, and Natixis Distributors is incorporated by reference to exhibit (e)(5) to PEA No. 139 to the Registration Statement filed on October 30, 2008.

(4)

Distribution Agreement dated July 27, 2009 between Registrant, on behalf of ASG Diversifying Strategies Fund, and Natixis Distributors is incorporated by reference to exhibit (e)(5) to PEA No. 144 filed on July 31, 2009.

	(5)			Distribution Agreement between Registrant, on behalf of Loomis Sayles Credit Alpha Fund, and Natixis Distributors to be filed by amendment.

	(6)			Form of Dealer Agreement used by Natixis Distributors is filed herewith.

(f)				Bonus or Profit Sharing Contracts.

Not applicable.

(g)				Custodian Agreements.

(1)

Custodian Contract dated September 1, 2005 among Registrant, on behalf of its respective series, Natixis Funds Trust I, Natixis Funds Trust III, Natixis Funds Trust IV, Natixis Cash Management Trust, Loomis Sayles Funds I, Loomis Sayles Funds II and State Street Bank and Trust Company (“State Street”) is incorporated by reference to exhibit (g)(1) to PEA No. 128 to the Registration Statement filed on January 30, 2006.

(2)

Amendment No. 1 dated September 15, 2006 to Master Custody Agreement dated September 1, 2005 among the Registrant, on behalf of its respective series, Natixis Funds Trust I, Natixis Funds Trust III, Natixis Funds Trust IV, Natixis Cash Management Trust, Loomis Sayles Funds I, Loomis Sayles Funds II and State Street is incorporated by reference to exhibit (g)(2) to PEA No. 130 filed on January 26, 2007.

(3)

Custody Services Agreement dated November 27, 2008 between the Global Alternatives Commodity Subsidiary and State Street is incorporated by reference to exhibit (g)(3) to PEA No. 141 to the Registration Statement filed on April 30, 2009.

(4)

Custody Services Agreement dated July 27, 2009 between the Diversifying Strategies Commodity Subsidiary and State Street is incorporated by reference to exhibit (g)(4) to PEA No. 144 filed on July 31, 2009.

(h)				Other Material Contracts.

	(1)	(i	)

Transfer Agency and Services Agreement dated October 1, 2005 among the Registrant, on behalf of its respective series, Natixis Funds Trust I, Natixis Funds Trust III, Natixis Funds Trust IV, Natixis Cash Management Trust, Loomis Sayles Funds I, Loomis Sayles Funds II and Boston Financial Data Services, Inc. (“Boston Financial”) is incorporated by reference to exhibit (h)(1)(i) to PEA No. 128 to the Registration Statement filed on January 30, 2006.

	(ii	)

Revised Appendix A dated July 17, 2006 to the Transfer Agency and Services Agreement dated October 1, 2005 among the Registrant, on behalf of its respective series, Natixis Funds Trust I, Natixis Funds Trust III, Natixis Funds Trust IV, Natixis Cash Management Trust, Loomis Sayles Funds I, Loomis Sayles Funds II, and Boston Financial is incorporated by reference to exhibit (h)(1)(ii) to PEA No. 130 filed on January 26, 2007.

	(iii	)

Amendment dated February 15, 2008 to the Transfer Agency and Services Agreement dated October 1, 2005 among the Registrant, on behalf of its respective series, Natixis Funds Trust I, Natixis Funds Trust III, Natixis Funds Trust IV, Natixis Cash Management Trust, Loomis Sayles Funds I, Loomis Sayles Funds II, Hansberger International Series, Gateway Trust and Boston Financial is incorporated by reference to exhibit (h)(1)(iii) to PEA No. 140 to the Registration Statement filed on December 1, 2008.

	(iv	)

Amendment dated October 1, 2008 to the Transfer Agency and Services Agreement dated October 1, 2005 among the Registrant, on behalf of its respective series, Natixis Funds Trust I, Natixis Funds Trust III, Natixis Funds Trust IV, Natixis Cash Management Trust, Loomis Sayles Funds I, Loomis Sayles Funds II, Hansberger International Series, Gateway Trust and Boston Financial is incorporated by reference to exhibit (h)(1)(iii) to PEA No. 139 to the Registration Statement filed on October 30, 2008.

(2)	(i	)

Administrative Services Agreement dated January 3, 2005 between the Registrant, on behalf of its respective series, Natixis Funds Trust I, Natixis Funds Trust III, Natixis Funds Trust IV, Natixis Cash Management Trust, Loomis Sayles Funds I, Loomis Sayles Funds II and Natixis Advisors is incorporated by reference to exhibit (h)(2) to PEA No. 125 to the Registration Statement filed on January 28, 2005.

	(ii	)

First Amendment dated November 1, 2005 to the Administrative Services Agreement between the Registrant, on behalf of its respective series, Natixis Funds Trust I, Natixis Funds Trust III, Natixis Funds Trust IV, Natixis Cash Management Trust, Loomis Sayles Funds I, Loomis Sayles Funds II and Natixis Advisors is incorporated by reference to exhibit (h)(2)(ii) to PEA No. 128 to the Registration Statement filed on January 30, 2006.

	(iii	)

Second Amendment dated January 1, 2006 to Administrative Services Agreement between the Registrant, on behalf of its respective series, Natixis Funds Trust I, Natixis Funds Trust III, Natixis Funds Trust IV, Natixis Cash Management Trust, Loomis Sayles Funds I, Loomis Sayles Funds II and Natixis Advisors is incorporated by reference to exhibit (h)(2)(iii) to PEA No. 128 to the Registration Statement filed on January 30, 2006.

	(iv	)

Third Amendment dated July 1, 2007 to Administrative Services Agreement between the Registrant, on behalf of its respective series, Natixis Funds Trust I, Natixis Funds Trust III, Natixis Funds Trust IV, Natixis Cash Management Trust, Loomis Sayles Funds I, Loomis Sayles Funds II and Natixis Advisors is incorporated by reference to exhibit (h)(2)(iv) to PEA No. 132 to the Registration Statement filed on January 28, 2008.

(v)

Fourth Amendment dated September 17, 2007 to the Administrative Services Agreement between the Registrant, on behalf of its respective series, Natixis Funds Trust I, Natixis Funds Trust III, Natixis Funds Trust IV, Natixis Cash Management Trust, Loomis Sayles Funds I, Loomis Sayles Funds II and Natixis Advisors is

incorporated by reference to exhibit (h)(2)(v) to PEA No. 132 to the Registration Statement filed on January 28, 2008.

(vi)

Fifth Amendment dated February 1, 2008 to the Administrative Services Agreement between the Registrant, on behalf of its respective series, Natixis Funds Trust I, Natixis Funds Trust III, Natixis Funds Trust IV, Natixis Cash Management Trust, Loomis Sayles Funds I, Loomis Sayles Funds II and Natixis Advisors is incorporated by reference to exhibit (h)(2)(vi) to PEA No. 132 to the Registration Statement filed on January 28, 2008.

(vii)

Sixth Amendment dated February 19, 2008 to the Administrative Services Agreement between the Registrant on behalf of its series, Natixis Funds Trust I, Natixis Funds Trust III, Natixis Funds Trust IV, Natixis Cash Management Trust, Loomis Sayles Funds I, Loomis Sayles Funds II, Hansberger International Series and Natixis Advisors is incorporated by reference to exhibit (h)(2)(vii) to PEA No. 134 to the Registration Statement filed on April 29, 2008.

(viii)

Seventh Amendment dated July 1, 2008 to the Administrative Agreement between the Registrant on behalf of its series, Natixis Funds Trust I, Natixis Funds Trust III, Natixis Funds Trust IV, Natixis Cash Management Trust, Loomis Sayles Funds I, Loomis Sayles Funds II, Hansberger International Series, Gateway Trust and Natixis Advisors is incorporated by reference to exhibit (h)(2)(viii) to PEA No. 138 to the Registration Statement filed on September 29, 2008.

(ix)

Eighth Amendment dated September 29, 2008 to the Administrative Agreement between the Registrant on behalf of its series, Natixis Funds Trust I, Natixis Funds Trust III, Natixis Funds Trust IV, Natixis Cash Management Trust, Loomis Sayles Funds I, Loomis Sayles Funds II, Hansberger International Series, Gateway Trust and Natixis Advisors is incorporated by reference to exhibit (h)(2)(ix) to PEA No. 138 to the Registration Statement filed on September 29, 2008.

(x)

Ninth Amendment dated October 31, 2008 to the Administrative Agreement between the Registrant on behalf of its series, Natixis Funds Trust I, Natixis Funds Trust III, Natixis Funds Trust IV, Natixis Cash Management Trust, Loomis Sayles Funds I, Loomis Sayles Funds II, Hansberger International Series, Gateway Trust and Natixis Advisors is incorporated by reference to exhibit (h)(2)(x) to PEA No. 139 to the Registration Statement filed on October 30, 2008.

(xi)

Tenth Amendment dated January 9, 2009 to the Administrative Agreement between the Registrant on behalf of its series, Natixis Funds Trust I, Natixis Funds Trust III, Natixis Funds Trust IV, Natixis Cash Management Trust, Loomis Sayles Funds I, Loomis Sayles Funds II, Hansberger International Series, Gateway Trust and Natixis Advisors is incorporated by reference to exhibit (h)(2)(xi) to PEA No. 141 to the Registration Statement filed on April 30, 2009.

(xii)

Eleventh Amendment dated July 27, 2009 to the Administrative Agreement between the Registrant on behalf of its series, Natixis Funds Trust I, Natixis Funds Trust III, Natixis Funds Trust IV, Natixis Cash Management Trust, Loomis Sayles Funds I, Loomis Sayles Funds II, Hansberger International Series, Gateway Trust and Natixis Advisors is incorporated by reference to exhibit (h)(2)(xii) to PEA No. 144 filed on July 31, 2009.

(xiii)

Twelfth Amendment to the Administrative Agreement between the Registrant on behalf of its series, Natixis Funds Trust I, Natixis Funds Trust III, Natixis Funds Trust IV, Natixis Cash Management Trust, Loomis Sayles Funds I, Loomis Sayles Funds II, Hansberger International Series, Gateway Trust and Natixis Advisors to

be filed by amendment.

	(xiv	)

Administrative Services Agreement dated November 27, 2008 between the Global Alternatives Commodity Subsidiary and Natixis Advisors is incorporated by reference to exhibit (h)(2)(xii) to PEA No. 141 to the Registration Statement filed on April 30, 2009.

	(xv	)

Sub-Administrative Services Agreement dated January 28, 2009 among the Global Alternatives Commodity Subsidiary, State Street and Natixis Advisors is incorporated by reference to exhibit (h)(2)(xiii) to PEA No. 141 to the Registration Statement filed on April 30, 2009.

	(xvi	)

Administrative Services Agreement dated July 27, 2009 between the Diversifying Strategies Commodity Subsidiary and Natixis Advisors is incorporated by reference to exhibit (h)(2)(xv) to PEA No. 144 filed on July 31, 2009.

	(xvii	)

Sub-Administrative Services Agreement dated July 27, 2009 among the Diversifying Strategies Commodity Subsidiary, State Street and Natixis Advisors is incorporated by reference to exhibit (h)(2)(xvi) to PEA No. 144 filed on July 31, 2009.

(3)	(i	)

Securities Lending Authorization Agreement dated September 1, 2005 among the Registrant, on behalf of its respective series, Natixis Funds Trust I, Natixis Funds Trust III, Natixis Funds Trust IV, Natixis Cash Management Trust, Loomis Sayles Funds I, Loomis Sayles Funds II and State Street is incorporated by reference to exhibit (h)(3)(i) to PEA No. 128 to the Registration Statement filed on January 30, 2006.

	(ii	)

First Amendment dated December 20, 2005 to the Securities Lending Authorization Agreement dated September 1, 2005 among the Registrant, on behalf of its respective series, Natixis Funds Trust I, Natixis Funds Trust III, Natixis Funds Trust IV, Natixis Cash Management Trust, Loomis Sayles Funds I, Loomis Sayles Funds II and State Street is incorporated by reference to exhibit (h)(3)(ii) to PEA No. 140 to the Registration Statement filed on December 1, 2008.

	(iii	)

Second Amendment dated February 29, 2008 to the Securities Lending Authorization Agreement dated September 1, 2005 among the Registrant, on behalf of its respective series, Natixis Funds Trust I, Natixis Funds Trust III, Natixis Funds Trust IV, Natixis Cash Management Trust, Loomis Sayles Funds I, Loomis Sayles Funds II, Hansberger International Series and State Street is incorporated by reference to exhibit (h)(3)(iii) to PEA No. 140 to the Registration Statement filed on December 1, 2008.

(4)

Natixis Advisors Fee Waiver/Expense Reimbursement Undertakings dated April 30, 2009 between Natixis Advisors and the Registrant, on behalf of Harris Associates Large Cap Value Fund and Vaughan Nelson Value Opportunity Fund is incorporated by reference to exhibit (h)(4) to PEA No. 141 to the Registration Statement filed on April 30, 2009.

(5)

AlphaSimplex Fee Waiver/Expense Reimbursement Undertaking dated September 29, 2008 between the Registrant, on behalf of ASG Global Alternatives Fund, and AlphaSimplex is incorporated by reference to exhibit (h)(6) to PEA No. 138 to the Registration Statement filed on September 29, 2008.

(6)			Reliance Agreement for Exchange Privileges dated September 30, 2003 by and among Natixis Funds Trust I, Natixis Funds Trust III, Natixis Funds Trust IV,

Registrant, Natixis Cash Management Trust, Loomis Sayles Funds I and Loomis Sayles Funds II is incorporated by reference to exhibit (h)(6) to PEA No. 120 to the Registration Statement filed on November 28, 2003.

(7)

AlphaSimplex Fee Waiver/Expense Reimbursement Undertaking dated July 31, 2009 between the Registrant, on behalf of ASG Diversifying Strategies Fund, and AlphaSimplex is incorporated by reference to exhibit (h)(8) to PEA No. 144 filed on July 31, 2009.

	(8)			Loomis Sayles Fee Waiver/Expense Reimbursement Undertaking between the Registrant, on behalf of Loomis Sayles Credit Alpha Fund, and Loomis Sayles to be filed by amendment.

(i)				Legal Opinion.

(1)

Opinion and Consent of Counsel dated January 3, 1989 with respect to the Registrant’s Harris Associates Large Cap Value Fund and Loomis Sayles Massachusetts Tax Free Income Fund is incorporated by reference to exhibit 10(a) to PEA No. 106 to the Registration Statement filed on April 18, 1997.

(2)

Opinion and Consent of Counsel dated September 10, 1993 with respect to offering multiple classes of shares for all series of the Registrant is incorporated by reference to exhibit 10(d) to PEA No. 106 to this Registration Statement filed on April 18, 1997.

(j)				Other Opinions.

Not applicable.

(k)				Omitted Financial Statements.

Not applicable.

(l)				Initial Capital Agreements.

Not applicable.

(m)				Rule 12b-1 Plan.

	(1)	(a	)	Rule 12b-1 Plan for Class A shares of Harris Associates Large Cap Value Fund is incorporated by reference to exhibit (m)(1)(a) to PEA No. 115 to the Registration Statement filed on April 30, 2001.

		(b	)	Rule 12b-1 Plan for Class B shares of Harris Associates Large Cap Value Fund is incorporated by reference to exhibit (m)(1)(b) to PEA No. 119 to the Registration Statement filed on April 29, 2003.

		(c	)	Rule 12b-1 Plan for Class C shares of Harris Associates Large Cap Value Fund is incorporated by reference to exhibit (m)(1)(c) to PEA No. 115 to the Registration Statement filed on April 30, 2001.

	(2)	(a	)	Rule 12b-1 Plan for Class A shares of ASG Global Alternatives Fund is incorporated by reference to exhibit (m)(3)(a) to PEA No. 138 to the Registration Statement filed on September 29, 2008.

		(b	)	Rule 12b-1 Plan for Class C shares of ASG Global Alternatives Fund is incorporated by reference to exhibit (m)(3)(b) to PEA No. 138 to the Registration Statement filed on September 29, 2008.

	(3)	(a	)	Rule 12b-1 Plan for Class A shares of Vaughan Nelson Value Opportunity Fund is incorporated by reference to exhibit (m)(4)(a) to PEA No. 139 to the Registration Statement filed on October 30, 2008.

		(b	)	Rule 12b-1 Plan for Class C shares of Vaughan Nelson Value Opportunity Fund is incorporated by reference to exhibit (m)(4)(b) to PEA No. 139 to the Registration Statement filed on October 30, 2008.

	(4)	(a	)	Rule 12b-1 Plan for Class A shares of ASG Diversifying Strategies Fund is incorporated by reference to exhibit (m)(5)(a) to PEA No. 144 filed on July 31, 2009.

		(b	)	Rule 12b-1 Plan for Class C shares of ASG Diversifying Strategies Fund is incorporated by reference to exhibit (m)(5)(b) to PEA No. 144 filed on July 31, 2009.

	(5)	(a	)	Rule 12b-1 Plan for Class A shares of Loomis Sayles Credit Alpha Fund to be filed by amendment.

		(b	)	Rule 12b-1 Plan for Class C shares of Loomis Sayles Credit Alpha Fund to be filed by amendment.

(n)				Rule 18f-3 Plan.

Plan pursuant to Rule 18f-3 under the Investment Company Act of 1940, as amended, effective May 1, 2009 is incorporated by reference to exhibit (n) to PEA No. 141 to the Registration Statement filed on April 30, 2009.

(p)				Code of Ethics.

	(1)			Code of Ethics dated September 14, 2007 for Registrant is incorporated by reference to exhibit (p)(1) to PEA No. 132 to the Registration Statement filed on January 28, 2008.

(2)

Code of Ethics dated October 1, 2007 as amended April 1, 2009 for Natixis Advisors and Natixis Distributors is incorporated by reference to exhibit (p)(2) to PEA No. 143 to the Registration Statement filed on July 15, 2009.

(3)

Code of Ethics dated September 30, 2005 as amended October 17, 2008 for Harris Associates is incorporated by reference to exhibit (p)(3) to PEA No. 142 to the Registration Statement filed on May 15, 2009.

	(4)			Code of Ethics revised as of December 12, 2008 for AlphaSimplex is incorporated by reference to exhibit (p)(4)to PEA No. 141 to the Registration Statement filed on April 30, 2009.

	(5)			Code of Ethics dated February 1, 2008 for Reich & Tang is incorporated by reference to exhibit (p)(6) to PEA No. 138 to the Registration Statement filed on September 29, 2008.

	(6)			Code of Ethics dated May 20, 2008 for Vaughan Nelson is incorporated by reference to exhibit (p)(7) to PEA No. 139 to the Registration Statement filed on October 30, 2008.

	(7)		Code of Ethics dated January 14, 2000 as amended February 10, 2009 of Loomis Sayles is incorporated by reference to exhibit (p)(7) to PEA No. 143 to the Registration Statement filed on July 15, 2009.

(q)			Powers of Attorney.

(1)

Powers of Attorney for Graham T. Allison, Jr., Daniel M. Cain, John T. Hailer, Edward Benjamin, Robert Blanding and Sandra O. Moose dated October 18, 2004 designating John M. Loder, Coleen Downs Dinneen, Russell Kane and Michael Kardok as attorneys to sign for each Trustee are incorporated by reference to exhibit (q) to PEA No. 124 to the Registration Statement filed on December 2, 2004.

(2)

Powers of Attorney for Charles D. Baker and Cynthia L. Walker dated June 2, 2005 designating John M. Loder, Coleen Downs Dinneen, Russell Kane and Michael Kardok as attorneys to sign for each Trustee are incorporated by reference to exhibit (q)(2) to PEA No. 128 to the Registration Statement filed on January 30, 2006.

		(3)	Power of Attorney for Kenneth A. Drucker dated June 17, 2008 is incorporated by reference to exhibit (q)(4) to PEA No. 136 to the registration Statement filed on July 17, 2008.

		(4)	Power of Attorney for Wendell J. Knox dated June 4, 2009 is incorporated by reference to exhibit (q)(4) to PEA No. 143 to the Registration Statement filed on July 15, 2009.

Item 24. Persons Controlled by or under Common Control with the Registrant.

The Registrant is not aware of any person controlled or under common control with any of its series.

As of September 10, 2009, the persons listed below owned 25% or more of one or more series of the Registrant and thus may be deemed to “control” the series within the meaning of Section 2(a)(9) of the Investment Company Act of 1940, as amended:

Fund	Shareholder and Address	Percentage of shares held

ASG Diversifying Strategies Fund	Natixis Global Asset Management, L.P. Boston, MA 02116	94.59%

ASG Global Alternatives Fund	Natixis Global Asset Management, L.P. Boston, MA 02116	43.01%

Vaughan Nelson Value Opportunity Fund	Charles Schwab & Co., Inc. San Francisco, CA 94104	34.95%

	Natixis Global Asset Management, LP Boston, MA 02116	30.11%

Item 25. Indemnification.

Under Article 5 of the Registrant’s By-laws, any past or present Trustee or officer of the Registrant (hereinafter referred to as a “Covered Person”) shall be indemnified to the fullest extent permitted by law against all liability and all expenses reasonably incurred by him or her in connection with any claim, action, suit or proceeding to which he or she may be a party or otherwise involved by reason of his or her being or having been a Covered Person. That provision does not authorize indemnification when it is determined that such Covered Person would otherwise be liable to the Registrant or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of his or her duties. This description is modified in its entirety by the provision of Article 5 of the Registrant’s By-laws incorporated by reference to exhibit (b)(1) to PEA No. 140 to the Registration Statement filed on December 1, 2008.

The Distribution Agreements, the Custodian Agreement, the Transfer Agency and Service Agreement and the Administrative Services Agreement (the “Agreements”) contained herein and in various post-effective amendments and incorporated herein by reference, provide for indemnification. The general effect of these provisions is to indemnify entities contracting with the Registrant against liability and expenses in certain circumstances. This description is modified in its entirety by the provisions of the Agreements as contained in this Registration Statement and incorporated herein by reference.

Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the “Securities Act”), may be permitted to Trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a Trustee, officer or controlling person of the Registrant in connection with the successful defense of any claim, action, suit or proceeding) is asserted against the Registrant by such Trustee, officer or controlling person in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

The Registrant and its Trustees, officers and employees are insured, under a policy of insurance maintained by the Registrant in conjunction with Natixis Global Asset Management, L.P. and its affiliates, within the limits and subject to the limitations of the policy, against certain expenses in connection with the defense of actions, suits or proceedings, and certain liabilities that might be imposed as a result of such actions, suits or proceedings, to which they are parties by reason of being or having been such Trustees or officers. The policy expressly excludes coverage for any Trustee or officer for any claim arising out of any fraudulent act or omission, any dishonest act or omission or any criminal act or omission of the Trustee or officer.

Item 26. Business and Other Connections of Investment Adviser.

(a)

Natixis Advisors, a wholly-owned subsidiary of Natixis Global Asset Management, L.P., serves as investment adviser to Harris Associates Large Cap Value Fund and the Vaughan Nelson Value Opportunity Fund. Natixis Advisors was organized in 1995.

The list required by this Item 26 regarding any other business, profession, vocation or employment of a substantial nature engaged in by officers and partners of Natixis Advisors during the past two years is incorporated by reference to schedules A, C and D of Form ADV filed by Natixis Advisors pursuant to the Investment Advisers Act of 1940, as amended, (the “Advisers Act”) (SEC file No. 801-48408; IARD/CRD No. 106800).

(b)

Harris Associates serves as a subadviser to the Registrant’s Harris Associates Large Cap Value Fund. Harris Associates serves as investment adviser to mutual funds, individuals, trusts, retirement plans, endowments and foundations, and manages several private partnerships, and is a registered commodity trading adviser and commodity pool operator.

The list required by this Item 26 regarding any other business, profession or employment of a substantial nature engaged in by officers and partners of Harris Associates during the past two years is incorporated herein by reference to schedules A, C and D of Form ADV filed by Harris Associates pursuant to the Advisers Act (SEC File No. 801-50333; IARD/CRD No. 106960).

(c)

Reich & Tang, a subsidiary of Natixis Global Asset Management, L.P., serves as the subadviser to ASG Global Alternatives Fund and ASG Diversifying Strategies Fund and currently is manager or sub-adviser of 13 registered investment companies, of which it acts as administrator for 10, and advises pension trusts, profit sharing trusts and endowments.

The list required by this Item 26 regarding any other business, profession, vocation or employment of a substantial nature engaged in by officers and partners of Reich & Tang during the past two years is incorporated herein by reference to schedules A, B and D of Form ADV filed by Reich & Tang pursuant to the Advisers Act (SEC file No. 801-47230, IARD/CRD No. 106186).

(d)

AlphaSimplex, a subsidiary of Natixis Global Asset Management, L.P., serves as the investment adviser to ASG Global Alternatives Fund and ASG Diversifying Strategies Fund and currently is manager or sub-adviser of additional registered investment companies and privately-offered funds.

The list required by this Item 26 regarding any other business, profession, vocation or employment of a substantial nature engaged in by officers and partners of AlphaSimplex during the past two years is incorporated herein by reference to schedules A, B and D of Form ADV filed by AlphaSimplex pursuant to the Advisers Act (SEC file No. 801-62448, IARD/CRD No. 128356).

(e)

Vaughan Nelson serves as subadviser to the Registrant’s Vaughan Nelson Value Opportunity Fund and provides investment advice to a number of other registered investment companies and to other organizations and individuals.

The list required by this Item 26 regarding any other business, profession, vocation or employment of a substantial nature engaged in by officers and partners of Vaughan Nelson during the past two years is incorporated herein by reference to schedules A, C and D of Form ADV filed by Vaughan Nelson pursuant to the Advisers Act (SEC file No. 801-51795, IARD/CRD No. 106975).

(f)

Loomis Sayles, a subsidiary of Natixis Global Asset Management, L.P., will serve as adviser to the Registrant’s Loomis Sayles Credit Alpha Fund and provides investment advice to a number of other registered investment companies and to other organizations and individuals.

The list required by this Item 26 regarding any other business, profession, vocation or employment of a substantial nature engaged in by officers and partners of Loomis Sayles during the past two years is incorporated herein by reference to schedules A, C and D of Form ADV filed by Loomis Sayles pursuant to the Advisers Act (SEC file No. 801-170; IARD/CRD No. 105377).

Item 27. Principal Underwriters.

(a)	Natixis Distributors, L.P., the Registrant’s principal underwriter, also serves as principal underwriter for:

Natixis Funds Trust I

Natixis Funds Trust III

Natixis Funds Trust IV

Natixis Cash Management Trust

Loomis Sayles Funds I

Loomis Sayles Funds II

Hansberger International Series

Gateway Trust

(b)	The general partner and officers of the Registrant’s principal underwriter, Natixis Distributors, L.P., and their addresses are as follows:

Name	Positions and Offices with Principal Underwriter	Positions and Offices with Registrant
Natixis Distribution Corporation	General Partner	None

David L. Giunta	President and Chief Executive Officer	President and Chief Executive Officer

Coleen Downs Dinneen	Executive Vice President, General Counsel, Secretary and Clerk	Secretary, Clerk and Chief Legal Officer

Russell Kane	Senior Vice President, Deputy General Counsel, Assistant Secretary, Assistant Clerk and Chief Compliance Officer for Mutual Funds	Chief Compliance Officer, Anti-Money Laundering Officer and Assistant Secretary

Michael Kardok	Senior Vice President	Treasurer, Principal Financial and Accounting Officer

Beatriz Pina Smith	Executive Vice President, Treasurer and Chief Financial Officer	None

Anthony Loureiro	Senior Vice President, Chief Compliance Officer-Broker/Dealer and Anti-Money Laundering Compliance Officer	None

Marilyn Rosh	Vice President and Controller	None

Matthew Coldren	Executive Vice President	None

Robert Hussey	Executive Vice President	None

Peter Martin	Executive Vice President	None

Caren Leedom	Executive Vice President	None

Matt Raynor	Executive Vice President	None

Sharon Wratchford	Executive Vice President	None

John Bearce	Senior Vice President	None

Josh Bogen	Senior Vice President	None

William Butcher	Senior Vice President	None

KC Chew	Senior Vice President	None

James Cove	Senior Vice President	None

Stacie DeAngelo	Senior Vice President	None

Edward Farrington	Senior Vice President	None

Tracey Flaherty	Senior Vice President	None

David Goodsell	Senior Vice President	None

Dana Hartwell	Senior Vice President	None

David Lafferty	Senior Vice President	None

Ted LeClair	Senior Vice President	None

Dan Lynch	Senior Vice President	None

Ian MacDuff	Senior Vice President	None

Marla McDougall	Senior Vice President	None

Maureen O’Neill	Senior Vice President	None

Elizabeth Puls-Burns	Senior Vice President	None

Manjari Saha	Senior Vice President	None

Dan Santaniello	Senior Vice President	None

David Vallon	Senior Vice President	None

Susannah Wardly	Senior Vice President	None

Faith Yando	Senior Vice President	None

The principal business address of all the above persons or entities is 399 Boylston Street, Boston, MA 02116.

(c)	Not applicable.

Item 28. Location of Accounts and Records

The following companies, in the aggregate, maintain possession of the documents required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended, and the rules thereunder:

(a)			For all series of Registrant:

	(i	)	Natixis Funds Trust II
399 Boylston Street
Boston, Massachusetts 02116

	(ii	)	Natixis Distributors, L.P.
399 Boylston Street
Boston, Massachusetts 02116

	(iii	)	Natixis Asset Management Advisors, L.P.
399 Boylston Street
Boston, Massachusetts 02116

	(iv	)	State Street Bank and Trust Company
225 Franklin Street
Boston, Massachusetts 02110

	(v	)	Boston Financial Data Services, Inc.
2 Heritage Drive, 4th Floor
North Quincy, Massachusetts 02171

(b)			For the series of the Registrant managed by Harris Associates L.P.:
Harris Associates L.P.
Two North LaSalle Street
Chicago, Illinois 60602

(c)			For the series of the Registrant managed by Reich & Tang Asset Management, LLC: Reich & Tang Asset Management, LLC 600 Fifth Avenue New York, New York 10020

(d)			For the series of the Registrant managed by AlphaSimplex Group, LLC: AlphaSimplex Group, LLC One Cambridge Center Cambridge, Massachusetts 02142

(e)			For the series of the Registrant managed by Vaughan Nelson: Vaughan Nelson Investment Management, L.P. 600 Travis Street Suite 6300 Houston, Texas 77002

(f)			For the series of the Registrant managed by Loomis Sayles: Loomis, Sayles & Company, L.P. One Financial Center Boston, Massachusetts 02111

Item 29. Management Services.

None.

Item 30. Undertakings.

(a)	The Registrant undertakes to provide the annual report of any of its series to any person who receives a prospectus for such series and who requests the annual report.

NATIXIS FUNDS TRUST II

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment (“PEA”) No. 145 to its Registration Statement under rule 485(b) under the Securities Act of 1933, as amended, and has duly caused this PEA No. 145 to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Boston, and the Commonwealth of Massachusetts on the 25th day of September, 2009.

NATIXIS FUNDS TRUST II

By:	/s/ David L. Giunta
David L. Giunta
President and Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, as amended, this amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Signature	Title	Date

/s/ David L. Giunta David L. Giunta	President and Chief Executive Officer	September 25, 2009

/s/ Michael C. Kardok Michael C. Kardok	Treasurer	September 25, 2009

/s/ Graham T. Allison, Jr.* Graham T. Allison, Jr.	Trustee	September 25, 2009

/s/ Charles D. Baker * Charles D. Baker	Trustee	September 25, 2009

/s/ Edward A. Benjamin * Edward A. Benjamin	Trustee	September 25, 2009

/s/ Robert J. Blanding * Robert J. Blanding	Trustee	September 25, 2009

/s/ Daniel M. Cain * Daniel M. Cain	Trustee	September 25, 2009

/s/ Kenneth A. Drucker * Kenneth A. Drucker	Trustee	September 25, 2009

/s/ John T. Hailer * John T. Hailer	Trustee	September 25, 2009

Name	Title	Date

/s/ Wendell J. Knox * Wendell J. Knox	Trustee	September 25, 2009

/s/ Sandra O. Moose * Sandra O. Moose *	Trustee, Chairperson of the Board	September 25, 2009

/s/ Cynthia L. Walker * Cynthia L. Walker	Trustee	September 25, 2009

*By:	/s/ Coleen Downs Dinneen
Coleen Downs Dinneen Attorney-In-Fact**/***/****/***** September 25, 2009

** Powers of Attorney for Graham T. Allison, Jr., Edward A. Benjamin, Robert J. Blanding, Daniel M. Cain, John T. Hailer and Sandra O. Moose are incorporated by reference to exhibit (q) to PEA No. 124 to the Registration Statement filed on December 2, 2004.

*** Powers of Attorney for Charles D. Baker and Cynthia L. Walker are incorporated by reference to exhibit (q)(2) to PEA No. 128 to the Registration Statement filed on January 30, 2006.

****Power of Attorney for Kenneth A. Drucker is incorporated by reference to exhibit (q)(4) to PEA No. 136 to the Registration Statement filed on July 17, 2008.

***** Power of Attorney for Wendell J. Knox is incorporated by reference to exhibit (q)(4) to PEA No. 143 to the Registration Statement filed on July 15, 2009.

Natixis Funds Trust II

PEA No. 145

Exhibit Index

Exhibits for Item 23 of Form N-1A

Exhibit	Exhibit Description

(e)(6)	Form of Dealer Agreement